As filed with the Securities and Exchange Commission on December 22, 2006
                                                1933 Act File No: 333-118132
                                                 1940 Act File No: 811-10463

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

Pre-Effective Amendment No.                                     [ ]

Post-Effective Amendment No. 3                                  [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 13                                                [X]

                        (Check appropriate box or boxes.)

                            JNLNY Separate Account IV
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (888) 367-5651
--------------------------------------------------------------------------------
               Depositor's Telephone Number, including Area Code:

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

                     (Name and Address of Agent for Service)

                                With a Copy to:

                            Anthony L. Dowling, Esq.
                    Jackson National Life Insurance Company
                                1 Corporate Way
                               Lansing, MI 48951



It is  proposed   that  this   filing  will  become   effective (check
appropriate box):

 X       immediately upon filing pursuant to paragraph (b).
----
         on (date) pursuant to paragraph (b).
----
         60 days after filing pursuant to paragraph (a)(1).
----
         on (date) pursuant to paragraph (a)(1) of Rule 485.
----


If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered: Variable Portion of Flexible Premium Variable Universal Life Insurance Policies

EXPLANATORY NOTE: This amendment supplements the prospectus. Parts B and C are also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Post-Effective Amendment No. 2, as filed on April 28, 2006 (Accession No. 0000927730-05-000138), as thereafter supplemented, are hereby incorporated by reference.

                       SUPPLEMENT DATED DECEMBER 22, 2006
                    TO THE PROSPECTUSES DATED MAY 1, 2006 FOR

                          PERSPECTIVE INVESTOR VUL(SM)
                            ULTIMATE INVESTOR(SM) VUL

        ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE PROSPECTUS, EFFECTIVE JANUARY 16, 2007. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

* Please note the following fund name changes.

        JNL SERIES TRUST

         JNL/PPM America Value Equity Fund (FORMERLY, JNL/PUTNAM VALUE EQUITY
           FUND)
         JNL/Western Asset High Yield Bond Fund (FORMERLY, JNL/WESTERN
           HIGH YIELD BOND FUND)
         JNL/Western Asset Strategic Bond Fund (FORMERLY, JNL/WESTERN
           STRATEGIC BOND FUND)
         JNL/Western Asset U.S. Government & Quality Bond Fund (FORMERLY,
           JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND)

--------------------------------------------------------------------------------
* Under CHARGES ASSESSED AGAINST THE PORTFOLIOS, under Individual Portfolio Company Annual Expenses, please note below the expenses charged by the JNL/PPM America Value Equity Fund, which replaces the JNL/Putnam Value Equity Fund. (There are no changes to the footnotes.)


          INDIVIDUAL PORTFOLIO COMPANY ANNUAL EXPENSES
            (as a percentage of average net assets)


                                                                                                                 TOTAL
                                                                     MANAGEMENT                                  ANNUAL
                                                                        AND           SERVICE       OTHER      PORTFOLIO
                           FUND NAME                                 ADMIN FEEA     (12B-1) FEE   EXPENSESB     EXPENSES
----------------------------------------------------------------- ----------------- ------------ ------------ -------------
JNL/PPM America Value Equity Fund                                       0.65%           0.00%       0.01%        0.66%
---------------------------------------------------------------------------------------------------------------------------


* Under THE SEPARATE ACCOUNT, with the JNL Series Trust, please replace the fund objective paragraph for the former JNL/Putnam Value Equity Fund with the following.

JNL/PPM AMERICA VALUE EQUITY FUND (FORMERLY, JNL/PUTNAM VALUE EQUITY FUND)
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------
* Please replace the DISTRIBUTION OF POLICIES section with the following.

         Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the policies. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, Jackson National Life of NY's parent.

         Commissions are paid to registered representatives who sell the policies. Information on commissions can be found in the Statement of Additional Information. Where lower commissions are paid, we may also pay trail commissions. We may use any of our corporate assets to cover the cost of distribution, including any profit from the policy's mortality and expense risk charge and other charges.

         Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales. Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

         Below is an alphabetical listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

                 A. G. Edwards & Sons, Inc.
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 Fifth Third Securities, Inc.
                 Hantz Financial Services, Inc.
                 IFMG Securities, Inc.
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 WM Financial Services

         Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.

         Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 o    National Planning Corporation,

                 o    SII Investments, Inc.,

                 o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 o    Investment Centers of America, Inc., and

                 o    Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life of NY and Jackson National Life Insurance Company, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNLNY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this policy over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the policy.


(To be used with NV5825 Rev. 05/06 and NV5884 Rev. 05/06)

                                                                    NV6050 12/06

                       SUPPLEMENT DATED DECEMBER 22, 2006
                     TO THE PROSPECTUS DATED MAY 1, 2006 FOR

                             JNL/NY ADVISOR VUL(SM)

        ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE PROSPECTUS, EFFECTIVE JANUARY 16, 2007. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

* Please note the following fund name changes.

        JNL SERIES TRUST

          JNL/PPM America Value Equity Fund (FORMERLY, JNL/PUTNAM VALUE EQUITY
            FUND)
          JNL/Western Asset High Yield Bond Fund (FORMERLY, JNL/WESTERN
            HIGH YIELD BOND FUND)
          JNL/Western Asset Strategic Bond Fund (FORMERLY, JNL/WESTERN STRATEGIC
            BOND FUND)
         JNL/Western Asset U.S. Government & Quality Bond Fund (FORMERLY,
            JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND)

--------------------------------------------------------------------------------
* Under CHARGES ASSESSED AGAINST THE PORTFOLIOS, under Individual Portfolio Company Annual Expenses, please note below the expenses charged by the JNL/PPM America Value Equity Fund, which replaces the JNL/Putnam Value Equity Fund. (There are no changes to the remaining footnote.)


          INDIVIDUAL PORTFOLIO COMPANY ANNUAL EXPENSES
            (as a percentage of average net assets)

                                                                                                                 TOTAL
                                                                     MANAGEMENT                                  ANNUAL
                                                                        AND           SERVICE       OTHER      PORTFOLIO
                           FUND NAME                                 ADMIN FEEA     (12B-1) FEE   EXPENSESB     EXPENSES
----------------------------------------------------------------- ----------------- ------------ ------------ -------------
JNL/PPM America Value Equity Fund                                       0.65%           0.00%       0.01%        0.66%

--------------------------------------------------------------------------------
* Under THE SEPARATE ACCOUNT, with the JNL Series Trust, please replace the fund objective paragraph for the former JNL/Putnam Value Equity Fund with the following.

        JNL/PPM AMERICA VALUE EQUITY FUND (FORMERLY, JNL/PUTNAM VALUE EQUITY
        FUND)
             Jackson National Asset Management, LLC (and PPM America, Inc.)

                 Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------
* Please replace the DISTRIBUTION OF POLICIES section with the following.

         Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the policies. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, Jackson National Life of NY's parent.

         No commissions are paid to registered representatives who sell the policies. We may use any of our corporate assets to cover the cost of distribution, including any profit from the policy's Asset Based Risk Charge and other charges.

         Below is an alphabetical listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

                 A. G. Edwards & Sons, Inc.
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 Fifth Third Securities, Inc.
                 Hantz Financial Services, Inc.
                 IFMG Securities, Inc.
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 WM Financial Services

         Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.

         Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 o    National Planning Corporation,

                 o    SII Investments, Inc.,

                 o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 o    Investment Centers of America, Inc., and

                 o    Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or Statement Of Additional Information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life of NY and Jackson National Life Insurance Company, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNLNY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this policy over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the policy.


(To be used with NV5885 Rev. 05/06)

                                                                    NV6052 12/06

                       SUPPLEMENT DATED DECEMBER 22, 2006
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 15, 2006 FOR

                          PERSPECTIVE INVESTOR VUL(SM)
                            ULTIMATE INVESTOR(SM) VUL
                                 ADVISOR VUL(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                 THROUGH JACKSON NATIONAL(R) SEPARATE ACCOUNT IV

       OR ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE STATEMENT OF ADDITIONAL INFORMATION FOR CONTRACTS SOLD ON OR AFTER JANUARY 16, 2007. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

* Under DISTRIBUTOR, please replace the first paragraph as follows:

         The Policies are distributed by Jackson National Life Distributors LLC ("JNLD"), a subsidiary of Jackson National. JNLD is located at 7601 Technology Way, Denver, Colorado 80237. The Policies are offered on a continuous basis. However, Jackson National reserves the right to discontinue offering the Policies at any time.



(To be used with V5789 05/06, V5889 05/06, NV5789 05/06 and NV5889 05/06)

                                                                     V6051 12/06

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of Board of Directors of Jackson National Life Insurance Company of New York authorizing the establishment of JNLNY Separate Account IV, incorporated by reference to Registrant's Registration Statement
     (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(b)  Not applicable.

(c) (1) General Distributor Agreement between Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Registration Statement (File Nos. 333-118132 and 811-10463) as filed on October 17, 2003.

     (2) General Distributor Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Registration Statement (File Nos. 333-109762 and 811-10463) as filed on August 11, 2004.

     (3) Form of Selling Agreement, incorporated by reference to Registrant's Registration Statement (File Nos. 333-67092 and 811-10463) as filed on October 17, 2003.

(d)  (1)  Form  of  Flexible  Premium   Variable  Life  Insurance   Policy,
          incorporated by reference to Registrant's Registration Statement (File Nos. 333-118132 and 811-10463) as filed on August 11, 2004.

     (2)  Form  of  Child   Insurance   Rider,   incorporated  by  reference  to
          Registrant's   Registration   Statement  (File  Nos.   333-109762  and
          811-10463) as filed on October 17, 2003.

     (3)  Form of Guaranteed  Death Benefit Rider,  incorporated by reference to
          Registrant's   Registration   Statement  (File  Nos.   333-118132  and
          811-10463) as filed on August 11, 2004.

     (4) Form of Other Insured Term Insurance Rider, incorporated by reference to Registrant's Registration Statement (File Nos. 333-109762 and 811-10463) as filed on October 17, 2003.

     (5) Form of Waiver of Monthly Deductions Rider, incorporated by reference to Registrant's Registration Statement (File Nos. 333-109762 and 811-10463) as filed on October 17, 2003.

     (6)  Form of Waiver of  Specified  Premium,  incorporated  by  reference to
          Registrant's   Registration   Statement  (File  Nos.   333-109762  and
          811-10463) as filed on October 17, 2003.

     (7)  Form of Terminal  Illness Benefit Rider,  incorporated by reference to
          Registrant's   Pre-Effective   Amendment  (File  Nos.  333-118132  and
          811-10463) as filed on December 23, 2004.

(e) (1) Specimen Application, incorporated by reference to Registrant's Registration Statement (File Nos. 333-109762 and 811-10463) as filed on October 17, 2003.

     (2) Specimen Flexible Premium Variable Life Insurance Premium Allocation/ Benefit Selection, incorporated by reference to Registrant's Pre-Effective Amendment (File Nos. 333-118132 and 811-10463) as filed on December 23, 2004.

(f) (1) Declaration and Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

     (2) Certificate of Amendment of Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement (File Nos. 333-67902 and 811-10463) as filed on or about August 8, 2001.

     (3)  Bylaws of First Jackson National Life Insurance Company,  incorporated
          by  reference  to  Registrant's   Registration  Statement  (File  Nos.
          333-86933 and 811-09577) as filed on September 10, 1999.

(g)  To be filed by amendment.

(h)  Not applicable.

(i)  Not applicable.

(j)  Not applicable.

(k)  Legal Opinion and Consent of Counsel, attached hereto.

(l) Actuarial Opinion, incorporated by reference to Registrant's Pre-Effective Amendment (File Nos. 333-118132 and 811-10463) as filed on December 23, 2004.

(m)  Sample   Calculations,    incorporated   by   reference   to   Registrant's
     Pre-Effective Amendment (File Nos. 333-118132 and 811-10463) as filed on December 23, 2004.

(n)  Consent of Independent Registered Public Accounting Firm, attached hereto.

(o)  Not applicable.

(p)  Not applicable.

(q) Redeemability Exemption, incorporated by reference to Registrant's Post-Effective Amendment No. 1 (File Nos. 333-86933 and 811-09577) as filed on December 30, 2003.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


         NAME AND PRINCIPAL                 POSITIONS AND OFFICES
         BUSINESS ADDRESS                   WITH DEPOSITOR
         ------------------                 ---------------------

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Joanne P. McCallie                                Director
1 Birch Road
110 Berkowitz
East Lansing, MI 48824

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

Richard D. Ash                                    Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                     Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President, Senior Counsel, Assistant Secretary & Director
1 Corporate Way
Lansing, MI 48951

James G. Golembiewski                             Vice President & Chief of Compliance for Separate Accounts
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President, Chief Financial Officer &
1 Corporate Way                                   Chairman of the Board
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President & Chief Distribution Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Timo P. Kokko                                     Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                                Chief Administrative Officer & Director
275 Grove St Building 2
4th floor
Auburndale, MA 02466

Thomas J. Meyer                                   Senior Vice President, General Counsel, Secretary & Director
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

James B. Quinn                                    Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President & Director
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                 Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                             Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                  Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

ITEM 28.  PERSONS  CONTROLLED  BY OR UNDER COMMON  CONTROL WITH THE DEPOSITOR OR
REGISTRANT

           Company             State of Organization          Control/Ownership           Business Principal

120 Orion, LLC               South Carolina             100% Jackson National      Real Estate
                                                        Life Insurance Company

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing,                                 Life Insurance Company
LLC)

Brooke GP                    Delaware                   100% Brooke (Holdco 2)     Holding Company
                                                        Inc.                       Activities

Brooke LLC                   Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings, LLC         Delaware                   100% Brooke Holdings       Holding Company
                                                        (UK) Limited               Activities

Brooke Holdings (UK)         United Kingdom             100% Holborn Delaware      Holding Company
Limited                                                 Corporation                Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings,      Investment Related
                                                        Inc.                       Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings,      Life Insurance
Company                                                 Inc.

Brooke (Jersey) Limited      United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

Forty Partners #1, L.C.      Missouri                   100% Jackson National      Real Estate
                                                        Life Insurance Company

GCI Holding Corporation      Delaware                   70% Jackson National       Holding Company
                                                        Life Insurance Company     Activities

GS28 Limited                 United Kingdom             100% Brooke Holdings       Holding Company
                                                        (UK) Limited               Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Holliston Mills              Delaware                   70% Jackson National       Textile Mfg.
                                                        Life Insurance Company

Industrial Coatings Group    Delaware                   70% Jackson National       Textile Mfg.
                                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer
                                                        Holdings Inc.

Investment Centers of        Delaware                   100% IFC Holdings, Inc.    Broker/Dealer
America, Inc.

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

LePage's Management          Delaware                   50% LePage's MC, LLC
Company, LP

LePage's MC, LLC             Delaware                   100% PPM Management, Inc.

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings,      Holding Company
Holdings, Inc.                                          Inc.                       Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings,      Holding Company
                                                        Inc.                       Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential plc        Holding Company
                                                                                   Activities

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% PUS Holdco 1 Limited  Holding Company
                                                                                   Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

PUS Holdco 1 Limited         United Kingdom             100% Brooke LLC            Holding Company
                                                                                   Activities

PUS Holdco 2 Limited         Gibraltar                  100% Holborn Delaware LLC  Holding Company
                                                                                   Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer
                                                        Holdings, Inc.


ITEM 29. INDEMNIFICATION

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account IV. Jackson National Life Distributors LLC also acts as general distributor for JNLNY Separate Account I, JNLNY Separate Account II, JNL Series Trust and JNLNY Variable Fund I LLC.

(b)

NAME AND BUSINESS ADDRESS                              POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------                              --------------------------------------

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Pamela Aurbach                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brad Baker                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Linda Baker                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Janice Blanchard                                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Robert DiNardo                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Paul Fitzgerald                                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kevin Grant                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brian Lane                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                                        Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James McCorkle                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brook Meyer                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Justin Rafferty                                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Peter Radloff                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kathleen Schofield                                      Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                                              Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Sam Somuri                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

C. Ray Trueblood                                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237


(c)


                        Compensation on Events Occasioning
Name of Principal       the Deduction of a Deferred Sales      Brokerage           Other
Underwriter             Load                                   Commissions         Compensation
----------------------- -------------------------------------- ------------------- -------------------------

Jackson National Life   Not Applicable                         Not Applicable      Not Applicable
Distributors LLC

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

               Jackson National Life Insurance Company of New York 2900 Westchester Avenue
               Purchase, New York 10577

               Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
               1 Corporate Way
               Lansing, Michigan 48951

               Jackson National Life Insurance Company of New York Annuity Service Center
               8055 East Tufts Ave., Second Floor
               Denver, Colorado 80237

               Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
               Chicago, IL  60606

ITEM 32. MANAGEMENT SERVICES

Not Applicable

ITEM 33. FEE REPRESENTATION

Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under 485(b) and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 22nd day of December, 2006.

                          JNLNY Separate Account - IV (Registrant)

                     By:  Jackson National Life Insurance Company of New York

                     By:    THOMAS J. MEYER
                          -------------------------------------------
                          Thomas J. Meyer
                          Senior Vice President, Secretary
                          and General Counsel

                          Jackson National Insurance Company of New York (Depositor)

                     By:    THOMAS J. MEYER
                          -------------------------------------------
                          Thomas J. Meyer
                          Senior Vice President, Secretary
                          and General Counsel

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Clark P. Manning                                      Date
President and Chief Executive Officer

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Andrew B. Hopping                                     Date
Executive Vice President,
Chief Financial Officer,
and Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Herbert G. May III                                    Date
Chief Administrative Officer and Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Bradley J. Powell                                     Date
Vice President - IMG and Director

THOMAS J. MEYER                                       December 22, 2006
----------------------------                          -----------------
Thomas J. Meyer                                       Date
Senior Vice President, General Counsel
and Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
John J. Brown                                         Date
Vice President - Government
Relations and Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Marianne Clone                                        Date
Vice President - Administration -
Customer Service Center and
Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Julia A. Goatley                                      Date
Vice President, Senior Counsel,
Assisstant Secretary and Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Russell E. Peck                                       Date
Vice President - Financial
Operations and Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Donald B. Henderson, Jr.                              Date
Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
David C. Porteous                                     Date
Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Donald T. DeCarlo                                     Date
Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Joanne P. McCallie                                    Date
Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Gary H. Torgow                                        Date
Director

THOMAS J. MEYER*                                      December 22, 2006
----------------------------                          -----------------
Gregory B. Salsbury                                   Date
Vice President and Director


* By Thomas J. Meyer
Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony
L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370,
333-119659 and  333-136485),  JNLNY Separate  Account II (333-86933),  and JNLNY
Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

     IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 18th day of October, 2006.

CLARK P. MANNING, JR
----------------------------------------------
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
----------------------------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY III
----------------------------------------------
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
----------------------------------------------
John H. Brown
Vice President and Director

MARIANNE CLONE
----------------------------------------------
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
----------------------------------------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
----------------------------------------------
Russell E. Peck
Vice President and Director

DONALD B. HENDERSON, JR.
----------------------------------------------
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
----------------------------------------------
David L. Porteous
Director

DONALD T. DECARLO
----------------------------------------------
Donald T. DeCarlo
Director

JOANNE P. MCCALLIE
----------------------------------------------
Joanne P. McCallie
Director

GARY H. TORGOW
----------------------------------------------
Gary H. Torgow
Director

GREGORY B. SALSBURY
----------------------------------------------
Gregory B. Salsbury
Vice President and Director

                                  EXHIBIT INDEX


EXHIBIT                    DESCRIPTION

k.     Legal Opinion and Consent of Counsel, attached hereto as EX-k.

n. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-n.